Dividends on ordinary capital (Tables)	12 Months Ended
Dec. 31, 2024
Dividend On Ordinary Capital [Abstract]
Summary of Dividends on Ordinary Capital

	€ million 2024	€ million 2023	€ million 2022
Dividends on ordinary capital during the year	(4,320)	(4,327)	(4,356)